COMMON SHARES - Stock Options Assumptions Used (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Weighted average fair value (in dollars per share)	$ 7.73	$ 6.37	$ 5.80
Expected life	5 years 8 months 12 days	5 years 8 months 12 days	5 years 8 months 12 days
Interest rate	1.50%	1.90%	2.10%
Volatility	17.00%	19.00%	16.00%
Dividend yield	4.20%	5.00%	4.20%
Expense for stock options	$ 12	$ 13	$ 13
Unrecognized compensation costs related to non-vested stock options	$ 14
Employee Stock Option
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Expense recognition period	1 year 8 months 12 days